Document and Entity Information	Dec. 31, 2015
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2015
Registrant Name	FIRST INVESTORS LIFE SERIES FUNDS
Central Index Key	0000770906
Amendment Flag	false
Document Creation Date	Jan. 31, 2017
Document Effective Date	Jan. 31, 2017
Prospectus Date	May 01, 2016